LIQUIDITY RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 4,143	$ 3,050
Less than 1 year [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	4,143	3,050
1 year to 5 years [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	0	0
Carrying amount [member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 4,143	$ 3,050